Expense Example - Institutional - BlackRock China A Opportunities Fund - Institutional	Feb. 26, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	595
Expense Example, with Redemption, 5 Years	1,115
Expense Example, with Redemption, 10 Years	$ 2,544